Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.       Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc. (“Diana” or “DSI”) and its wholly-owned and beneficially-owned subsidiaries (collectively, the “Company”). Diana was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was re-domiciled from the Republic of Liberia to the Republic of the Marshall Islands.

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide mainly through the ownership of dry bulk carrier vessels. The Company also operates its own fleet through Diana Shipping Services S.A., a wholly owned subsidiary. As at December 31, 2013, the following subsidiaries are included in the consolidation:

a/a	Company	Vessel	Flag	Dwt	Date Built	Date Acquired	Place of Incorporation
PANAMAX VESSELS
1	Panama Compania Armadora SA	Oceanis	Bahamas	75,211	May 2001	May 2001	Panama
2	Husky Trading SA	Triton	Bahamas	75,336	Mar 2001	Mar 2001	Panama
3	Changame Compania Armadora SA	Thetis	Bahamas	73,583	Aug 2004	Nov 2005	Panama
4	Buenos Aires Compania Armadora SA	Alcyon	Bahamas	75,247	Feb 2001	Feb 2001	Panama
5	Skyvan Shipping Company SA	Nirefs	Bahamas	75,311	Jan 2001	Jan 2001	Panama
6	Cypres Enterprises Corp.	Protefs	Bahamas	73,630	Aug 2004	Aug 2004	Panama
7	Urbina Bay Trading SA	Erato	Bahamas	74,444	Aug 2004	Nov 2005	Panama
8	Chorrera Compania Armadora SA	Dione	Greek	75,172	Jan 2001	May 2003	Panama
9	Darien Compania Armadora SA	Calipso	Bahamas	73,691	Feb 2005	Feb 2005	Panama
10	Texford Maritime SA	Clio	Bahamas	73,691	May 2005	May 2005	Panama
11	Eaton Marine SA	Danae	Greek	75,106	Jan 2001	Jul 2003	Panama
12	Vesta Commercial SA	Coronis	Bahamas	74,381	Jan 2006	Jan 2006	Panama
13	Ailuk Shipping Company Inc.	Naias	Marshall Islands	73,546	Jun 2006	Aug 2006	Marshall Islands
14	Taka Shipping Company Inc.	Melite	Marshall Islands	76,436	Oct 2004	Jan 2010	Marshall Islands
15	Bikar Shipping Company Inc.	Arethusa	Greek	73,593	Jan 2007	Jul 2011	Marshall Islands
16	Mandaringina Inc.	Melia	Marshall Islands	76,225	Feb 2005	May 2012	Marshall Islands
17	Jemo Shipping Company Inc.	Leto	Bahamas	81,297	Feb 2010	Jan 2012	Marshall Islands
18	Fayo Shipping Company Inc. (Note 6)	Artemis	Marshall Islands	76,942	Sep 2006	Aug 2013	Marshall Islands
KAMSARMAX VESSELS
19	Tuvalu Shipping Company Inc. (Note 6)	Myrto	Marshall Islands	82,131	Jan 2013	Jan 2013	Marshall Islands
20	Jabat Shipping Company Inc. (Note 6)	Maia	Marshall Islands	82,193	Aug 2009	Feb 2013	Marshall Islands
21	Makur Shipping Company Inc. (Notes 6)	Myrsini	Marshall Islands	82,117	Mar 2010	Oct 2013	Marshall Islands
POST-PANAMAX VESSELS
22	Majuro Shipping Company Inc.	Alcmene	Marshall Islands	93,193	Jan 2010	Nov 2010	Marshall Islands
23	Guam Shipping Company Inc	Amphitrite	Marshall Islands	98,697	Aug 2012	Aug 2012	Marshall Islands
24	Palau Shipping Company Inc.	Polymnia	Marshall Islands	98,704	Nov 2012	Nov 2012	Marshall Islands
CAPESIZE VESSELS
25	Jaluit Shipping Company Inc.	Sideris GS	Marshall Islands	174,186	Nov 2006	Nov 2006	Marshall Islands
26	Bikini Shipping Company Inc.	New York	Marshall Islands	177,773	Mar 2010	Mar 2010	Marshall Islands
27	Gala Properties Inc.	Houston	Marshall Islands	177,729	Oct 2009	Oct 2009	Marshall Islands
28	Kili Shipping Company Inc.	Semirio	Marshall Islands	174,261	Jun 2007	Jun 2007	Marshall Islands
29	Knox Shipping Company Inc.	Aliki	Marshall Islands	180,235	Mar 2005	Apr 2007	Marshall Islands
30	Lib Shipping Company Inc.	Boston	Marshall Islands	177,828	Nov 2007	Nov 2007	Marshall Islands
31	Marfort Navigation Company Ltd.	Salt Lake City	Cyprus	171,810	Sep 2005	Dec 2007	Cyprus
32	Silver Chandra Shipping Company Ltd.	Norfolk	Cyprus	164,218	Aug 2002	Feb 2008	Cyprus
33	Bokak Shipping Company Inc. (Note 6)	Baltimore	Marshall Islands	177,243	Mar 2005	Jun 2013	Marshall Islands
34	Pulap Shipping Company Inc. (Note 6)	PS Palios	Marshall Islands	179,134	Jan 2013	Dec 2013	Marshall Islands
NEWCASTLEMAX VESSELS
35	Lae Shipping Company Inc.	Los Angeles	Marshall Islands	206,104	Feb 2012	Feb 2012	Marshall Islands
36	Namu Shipping Company Inc.	Philadelphia	Marshall Islands	206,040	May 2012	May 2012	Marshall Islands
UNDER CONSTRUCTION
37	Erikub Shipping Company Inc. (Notes 5, 10 and 17)	H2528 (named Crystalia)	Greek	77,525	Feb 2014	Feb 2014	Marshall Islands
38	Wotho Shipping Company Inc. (Notes 5 and 10)	H2529 (tbr Atalandi)	-	76,000	-	Expected in 2014	Marshall Islands
39	Aster Shipping Company Inc. (Notes 5 and 10)	H2548	-	208,500	-	Expected in 2016	Marshall Islands
40	Aerik Shipping Company Inc. (Notes 5 and 10)	H2549	-	208,500	-	Expected in 2016	Marshall Islands
OTHER SUBSIDIARIES
41	Cerada International SA	Dormant					Panama
42	Diana Shipping Services SA	Manager					Panama
43	Bulk Carriers (USA) LLC	Company’s representative in the US					Delaware - USA

Diana Shipping Services S.A. (the “Manager” or “DSS”) provides the Company and its vessels with management services since November 12, 2004, pursuant to management agreements and since October 1, 2014 administrative services with regards to services related to the holding company's operations and its subsidiaries. Such costs are eliminated in consolidation. Since April 2010 and until February 28, 2013, DSS provided to Diana Containerships Inc. (or “Diana Containerships”) and its vessels, administrative services and since June 2010 and until February 28, 2013, technical and commercial services (Note 4).

During 2013, 2012 and 2011 charterers that individually accounted for 10% or more of the Company's time charter revenues were as follows:

Charterer	2013	2012	2011
A	19%	10%	-
B	17%	18%	18%
C	11%	-	-
D	11%	-	-
E	-	12%	11%
F	-	-	12%